Restatement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Restatement [Line Items]
Revenue	$ 3,283,514	$ 4,482,702
Cost of sales and operating expenses	(2,799,937)	(3,407,775)
Previously stated
Restatement [Line Items]
Revenue		3,931,847
Cost of sales and operating expenses		$ (2,856,920)
Restatement to present Atlas revenue and cost of sales on gross basis
Restatement [Line Items]
Revenue	550,855
Cost of sales and operating expenses	$ (550,855)